Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Intangible assets, net

6    Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2019	2020
	RMB	RMB
Trademark	2,366	2,900
Computer software	12,958	24,956
Copyright for teaching materials	6,992	7,946
Total	22,316	35,802
Less: Accumulated amortization	(12,398)	(15,500)
Intangible assets, net	9,918	20,302

For the years ended December 31, 2018, 2019 and 2020, amortization expenses amounted to RMB3,682, RMB3,927 and RMB3,817 respectively.

As of December 31, 2020, amortization expense of intangible assets for future years is expected to be as follows:

Amortization
Expense
RMB
2021	6,822
2022	5,681
2023	4,874
2024	782
2025 and thereafter	2,143
20,302